UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-5251

Fidelity Concord Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	April 30

Date of reporting period:	January 31, 2018

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Mid-Cap Stock Fund

January 31, 2018

MCS-QTLY-0318
1.813018.113

Schedule of Investments January 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 91.4%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 14.3%
Auto Components - 0.5%
Magna International, Inc. Class A (sub. vtg.)	695,600	$39,734
Automobiles - 1.4%
Fiat Chrysler Automobiles NV	4,781,800	115,576
Distributors - 0.8%
Pool Corp.	490,901	66,389
Hotels, Restaurants & Leisure - 3.1%
ARAMARK Holdings Corp.	3,886,340	178,033
Drive Shack, Inc.	1,550,390	8,031
Dunkin' Brands Group, Inc.	128,900	8,333
U.S. Foods Holding Corp. (a)	2,098,200	67,415
		261,812
Household Durables - 3.9%
D.R. Horton, Inc.	1,206,433	59,176
Lennar Corp.:
Class A	583,900	36,587
Class B	11,678	591
Newell Brands, Inc.	490,000	12,956
NVR, Inc. (a)	39,300	124,902
Toll Brothers, Inc.	2,111,287	98,344
		332,556
Internet & Direct Marketing Retail - 0.1%
YOOX SpA (a)(b)	234,600	11,024
Leisure Products - 0.2%
Mattel, Inc. (b)	1,350,200	21,387
Media - 0.2%
WME Entertainment Parent, LLC Class A (c)(d)(e)	8,324,258	20,811
Multiline Retail - 0.6%
Dollar General Corp.	513,300	52,931
Specialty Retail - 2.3%
AutoZone, Inc. (a)	68,000	52,050
Ross Stores, Inc.	478,500	39,424
Tiffany & Co., Inc.	755,300	80,553
Ulta Beauty, Inc.	84,600	18,790
		190,817
Textiles, Apparel & Luxury Goods - 1.2%
Brunello Cucinelli SpA	2,067,300	69,300
Prada SpA	4,802,400	19,614
Under Armour, Inc. Class A (sub. vtg.) (a)(b)	681,600	9,447
		98,361

TOTAL CONSUMER DISCRETIONARY		1,211,398

CONSUMER STAPLES - 2.6%
Beverages - 0.9%
Fever-Tree Drinks PLC	762,342	26,497
Molson Coors Brewing Co. Class B	606,100	50,925
		77,422
Food & Staples Retailing - 0.3%
Kroger Co.	802,300	24,358
Food Products - 0.7%
Amira Nature Foods Ltd. (a)(b)	1,783,275	7,525
ConAgra Foods, Inc.	454,100	17,256
Greencore Group PLC	11,512,584	31,793
		56,574
Household Products - 0.4%
Church & Dwight Co., Inc.	616,646	30,123
Personal Products - 0.3%
Coty, Inc. Class A	1,454,800	28,529

TOTAL CONSUMER STAPLES		217,006

ENERGY - 7.2%
Energy Equipment & Services - 1.3%
Borr Drilling Ltd. (a)	10,814,000	49,659
Oceaneering International, Inc.	1,743,972	36,065
TechnipFMC PLC	674,200	21,885
		107,609
Oil, Gas & Consumable Fuels - 5.9%
Cabot Oil & Gas Corp.	1,508,700	39,754
Cheniere Energy, Inc. (a)	568,100	32,132
Cimarex Energy Co.	504,395	56,593
Denbury Resources, Inc. (a)(b)	4,034,200	9,803
Diamondback Energy, Inc. (a)	488,600	61,319
GasLog Ltd. (b)	931,877	18,824
Golar LNG Ltd. (b)	1,842,745	50,289
SM Energy Co.	1,451,300	33,888
The Williams Companies, Inc.	2,570,000	80,672
Whiting Petroleum Corp. (a)	437,800	12,223
Williams Partners LP	2,518,048	105,506
		501,003

TOTAL ENERGY		608,612

FINANCIALS - 19.6%
Banks - 8.3%
Cullen/Frost Bankers, Inc.	494,300	52,598
First Republic Bank	1,000,300	89,577
FNB Corp., Pennsylvania	3,698,600	53,075
Huntington Bancshares, Inc.	5,164,000	83,554
M&T Bank Corp.	454,400	86,690
Metro Bank PLC (a)(b)	625,100	32,254
Prosperity Bancshares, Inc.	936,900	71,017
Regions Financial Corp.	5,797,524	111,486
SunTrust Banks, Inc.	1,070,300	75,670
UMB Financial Corp.	631,300	48,092
		704,013
Capital Markets - 1.4%
KKR & Co. LP	4,039,184	97,264
The NASDAQ OMX Group, Inc.	265,000	21,441
		118,705
Diversified Financial Services - 0.2%
New Academy Holding Co. LLC unit (a)(d)(e)(f)	294,000	13,562
Insurance - 7.4%
Arch Capital Group Ltd. (a)	1,080,700	98,279
Aspen Insurance Holdings Ltd.	345,043	12,887
Axis Capital Holdings Ltd.	415,200	20,980
First American Financial Corp.	2,019,100	119,268
FNF Group	1,623,700	63,292
Hartford Financial Services Group, Inc.	723,500	42,513
Progressive Corp.	1,225,600	66,305
Reinsurance Group of America, Inc.	592,400	92,799
Torchmark Corp.	500,300	45,452
Willis Group Holdings PLC	407,100	65,327
		627,102
Mortgage Real Estate Investment Trusts - 0.1%
KKR Real Estate Finance Trust, Inc.	425,600	8,278
Thrifts & Mortgage Finance - 2.2%
MGIC Investment Corp. (a)	5,946,709	88,130
Radian Group, Inc.	4,422,744	97,610
		185,740

TOTAL FINANCIALS		1,657,400

HEALTH CARE - 10.4%
Health Care Equipment & Supplies - 3.0%
Boston Scientific Corp. (a)	4,733,400	132,346
DexCom, Inc. (a)(b)	538,700	31,352
Fisher & Paykel Healthcare Corp.	2,547,666	25,065
Integra LifeSciences Holdings Corp. (a)	550,769	29,003
Sartorius Stedim Biotech	453,300	39,283
		257,049
Health Care Providers & Services - 2.6%
Acadia Healthcare Co., Inc. (a)	771,800	26,303
Amplifon SpA	2,524,582	44,853
Henry Schein, Inc. (a)	455,400	34,465
National Vision Holdings, Inc.	835,967	32,703
Premier, Inc. (a)	580,400	18,834
Universal Health Services, Inc. Class B	498,900	60,616
		217,774
Health Care Technology - 1.0%
Cerner Corp. (a)	446,400	30,860
HealthStream, Inc. (a)	502,320	11,815
Medidata Solutions, Inc. (a)	396,300	26,992
Teladoc, Inc. (a)(b)	465,100	17,395
		87,062
Life Sciences Tools & Services - 2.8%
Agilent Technologies, Inc.	582,200	42,751
Bruker Corp.	622,200	22,157
Eurofins Scientific SA	256,455	167,161
		232,069
Pharmaceuticals - 1.0%
Catalent, Inc. (a)	1,212,850	56,446
Impax Laboratories, Inc. (a)	399,071	7,762
Nektar Therapeutics (a)	188,937	15,797
		80,005

TOTAL HEALTH CARE		873,959

INDUSTRIALS - 11.9%
Aerospace & Defense - 2.8%
Elbit Systems Ltd.	192,200	28,790
HEICO Corp.	52,365	4,206
HEICO Corp. Class A	374,375	24,653
KEYW Holding Corp. (a)(b)(g)	4,531,336	30,360
Rockwell Collins, Inc.	443,200	61,379
Space Exploration Technologies Corp.:
Class A (a)(d)(e)	139,629	18,850
Class C (d)(e)	2,034	275
Teledyne Technologies, Inc. (a)	357,600	68,273
		236,786
Air Freight & Logistics - 0.5%
C.H. Robinson Worldwide, Inc.	495,600	45,328
Commercial Services & Supplies - 1.0%
KAR Auction Services, Inc.	714,700	38,980
Stericycle, Inc. (a)	324,600	24,462
U.S. Ecology, Inc.	457,981	23,930
		87,372
Electrical Equipment - 2.3%
AMETEK, Inc.	1,189,992	90,796
Generac Holdings, Inc. (a)	817,700	40,010
Melrose Industries PLC	11,264,617	36,211
Regal Beloit Corp.	379,300	29,547
		196,564
Machinery - 2.8%
Aumann AG (h)	5,900	488
Donaldson Co., Inc.	1,200,800	60,833
Flowserve Corp.	1,153,400	52,272
Pentair PLC	910,800	65,122
Rational AG	76,000	53,407
		232,122
Marine - 0.3%
Goodbulk Ltd. (g)	1,262,566	18,835
Hapag-Lloyd AG (a)(h)	126,927	5,267
		24,102
Road & Rail - 0.7%
Genesee & Wyoming, Inc. Class A (a)	704,800	56,278
Trading Companies & Distributors - 1.5%
Bunzl PLC	1,138,300	33,294
Rush Enterprises, Inc. Class A (a)	596,100	32,219
United Rentals, Inc. (a)	347,873	63,003
		128,516

TOTAL INDUSTRIALS		1,007,068

INFORMATION TECHNOLOGY - 13.9%
Electronic Equipment & Components - 2.8%
Amphenol Corp. Class A	1,122,200	104,106
CDW Corp.	450,100	33,663
Fabrinet	1,117,231	27,719
Keysight Technologies, Inc. (a)	1,528,900	71,430
		236,918
Internet Software & Services - 1.9%
Akamai Technologies, Inc. (a)	821,700	55,046
GoDaddy, Inc. (a)	938,900	51,855
LogMeIn, Inc.	424,781	53,437
		160,338
IT Services - 5.9%
Fidelity National Information Services, Inc.	663,186	67,884
First Data Corp. Class A (a)	5,038,973	89,190
Fiserv, Inc. (a)	357,500	50,350
FleetCor Technologies, Inc. (a)	342,100	72,696
Leidos Holdings, Inc.	1,518,400	101,125
Science Applications International Corp.	519,500	39,820
WNS Holdings Ltd. sponsored ADR (a)	1,611,800	71,661
		492,726
Software - 3.3%
ANSYS, Inc. (a)	398,200	64,369
Aspen Technology, Inc. (a)	939,700	72,780
Black Knight, Inc. (a)	514,169	25,451
Citrix Systems, Inc. (a)	746,500	69,245
Red Hat, Inc. (a)	371,300	48,781
		280,626

TOTAL INFORMATION TECHNOLOGY		1,170,608

MATERIALS - 2.5%
Chemicals - 0.3%
Nutrien Ltd. (a)	493,400	25,813
Construction Materials - 0.1%
Forterra, Inc. (a)(b)	994,600	6,912
Containers & Packaging - 0.9%
WestRock Co.	1,156,900	77,084
Metals & Mining - 1.2%
Franco-Nevada Corp.	342,600	26,196
Freeport-McMoRan, Inc. (a)	1,595,900	31,120
Newcrest Mining Ltd.	1,286,984	23,510
Novagold Resources, Inc. (a)(b)	5,118,176	18,933
		99,759

TOTAL MATERIALS		209,568

REAL ESTATE - 3.8%
Equity Real Estate Investment Trusts (REITs) - 3.4%
Apartment Investment & Management Co. Class A	912,500	38,179
Cousins Properties, Inc.	5,242,791	47,185
Essex Property Trust, Inc.	262,600	61,181
Healthcare Realty Trust, Inc.	1,239,500	37,024
Healthcare Trust of America, Inc.	1,651,900	45,609
National Retail Properties, Inc.	357,700	14,194
Spirit Realty Capital, Inc.	2,465,200	20,141
VEREIT, Inc.	3,822,100	27,519
		291,032
Real Estate Management & Development - 0.4%
Realogy Holdings Corp.	1,136,000	31,251

TOTAL REAL ESTATE		322,283

TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.3%
Iridium Communications, Inc. (a)(b)	1,809,500	22,981
UTILITIES - 4.9%
Electric Utilities - 3.5%
Alliant Energy Corp.	2,027,400	80,589
IDACORP, Inc.	948,433	81,831
OGE Energy Corp.	2,171,600	69,926
Xcel Energy, Inc.	1,346,882	61,472
		293,818
Gas Utilities - 1.4%
Atmos Energy Corp.	1,214,597	100,690
Spire, Inc.	333,000	22,145
		122,835

TOTAL UTILITIES		416,653

TOTAL COMMON STOCKS
(Cost $5,104,254)		7,717,536

Preferred Stocks - 1.3%
Convertible Preferred Stocks - 0.5%
CONSUMER DISCRETIONARY - 0.5%
Diversified Consumer Services - 0.2%
Lyft, Inc. Series H (d)(e)	357,494	14,209
Leisure Products - 0.1%
Peloton Interactive, Inc. Series E (d)(e)	439,714	10,901
Textiles, Apparel & Luxury Goods - 0.2%
Bolt Threads, Inc. Series D (d)(e)	976,285	15,659
TOTAL CONSUMER DISCRETIONARY		40,769
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
Space Exploration Technologies Corp. Series H (d)(e)	18,837	2,543

TOTAL CONVERTIBLE PREFERRED STOCKS		43,312

Nonconvertible Preferred Stocks - 0.8%
CONSUMER DISCRETIONARY - 0.6%
Automobiles - 0.6%
Porsche Automobil Holding SE (Germany)	550,800	50,878
HEALTH CARE - 0.2%
Health Care Equipment & Supplies - 0.2%
Sartorius AG (non-vtg.)	95,836	11,452

TOTAL NONCONVERTIBLE PREFERRED STOCKS		62,330

TOTAL PREFERRED STOCKS
(Cost $80,860)		105,642
	Principal Amount (000s)	Value (000s)

Nonconvertible Bonds - 0.1%
ENERGY - 0.1%
Energy Equipment & Services - 0.1%
Pacific Drilling SA 5.375% 6/1/20(h)(i)
(Cost $18,080)	26,110	11,488
	Shares	Value (000s)

Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Utica Shale Drilling Program (non-operating revenue interest) (c)(d)(e)
(Cost $20,398)	20,397,834	18,970

Money Market Funds - 8.4%
Fidelity Cash Central Fund, 1.39% (j)	597,122,941	597,242
Fidelity Securities Lending Cash Central Fund 1.40% (j)(k)	110,494,874	110,506
TOTAL MONEY MARKET FUNDS
(Cost $707,701)		707,748
TOTAL INVESTMENT IN SECURITIES - 101.4%
(Cost $5,931,293)		8,561,384
NET OTHER ASSETS (LIABILITIES) - (1.4)%		(122,267)
NET ASSETS - 100%		$8,439,117

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $115,779,000 or 1.4% of net assets.

 (e) Level 3 security

 (f) Investment is owned by an entity that is treated as a U.S. Corporation for tax purposes in which the Fund holds a percentage ownership.

 (g) Affiliated company

 (h) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $17,243,000 or 0.2% of net assets.

 (i) Non-income producing - Security is in default.

 (j) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (k) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Bolt Threads, Inc. Series D	12/13/17	$15,659
Lyft, Inc. Series H	11/22/17	$14,209
New Academy Holding Co. LLC unit	8/1/11	$30,988
Peloton Interactive, Inc. Series E	3/31/17	$9,525
Space Exploration Technologies Corp. Class A	4/8/16 - 9/11/17	$14,283
Space Exploration Technologies Corp. Class C	9/11/17	$275
Space Exploration Technologies Corp. Series H	8/4/17	$2,543
Utica Shale Drilling Program (non-operating revenue interest)	10/5/16 - 9/1/17	$20,398
WME Entertainment Parent, LLC Class A	8/16/16	$16,835

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$4,079
Fidelity Securities Lending Cash Central Fund	1,892
Total	$5,971

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Citi Trends, Inc.	$16,679	$--	$21,018	$161	$(138)	$4,477	$--
Goodbulk Ltd.	9,884	5,428	--	--	--	3,523	18,835
KEYW Holding Corp.	43,005	--	3	--	(2)	(12,640)	30,360
Noodles & Co.	13,774	699	11,601	--	(28,813)	25,941	--
Total	$83,342	$6,127	$32,622	$161	$(28,953)	$21,301	$49,195

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$1,303,045	$1,241,465	$--	$61,580
Consumer Staples	217,006	217,006	--	--
Energy	608,612	608,612	--	--
Financials	1,657,400	1,643,838	--	13,562
Health Care	885,411	885,411	--	--
Industrials	1,009,611	987,943	--	21,668
Information Technology	1,170,608	1,170,608	--	--
Materials	209,568	209,568	--	--
Real Estate	322,283	322,283	--	--
Telecommunication Services	22,981	22,981	--	--
Utilities	416,653	416,653	--	--
Corporate Bonds	11,488	--	11,488	--
Other	18,970	--	--	18,970
Money Market Funds	707,748	707,748	--	--
Total Investments in Securities:	$8,561,384	$8,434,116	$11,488	$115,780

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

(Amounts in thousands)
Investments in Securities:
Beginning Balance	$72,707
Net Realized Gain (Loss) on Investment Securities	--
Net Unrealized Gain (Loss) on Investment Securities	1,706
Cost of Purchases	41,499
Proceeds of Sales	(132)
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$115,780
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2018	$1,706

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique (s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input(a)
Equities	$96,810	Market approach	Transaction price	$2.50- $135.00 / $52.43	Increase
		Market comparable	Discount rate	14.0%	Decrease
			Enterprise value/EBITDA multiple (EV/EBITDA)	6.7	Increase
			Enterprise value/Gross profit (EV/GP)	5.5	Increase
			Premium rate	10.0%	Increase
			Discount for lack of marketability	10.0% - 15.0% / 12.2%	Decrease
Other	$18,970	Market comparable	Proxy discount	7.0%	Decrease

 (a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Large Cap Stock Fund

January 31, 2018

LCS-QTLY-0318
1.813034.113

Schedule of Investments January 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 7.2%
Distributors - 0.2%
LKQ Corp. (a)	203,171	$8,539
Household Durables - 0.1%
Taylor Morrison Home Corp. (a)	278,477	7,082
Media - 3.9%
Comcast Corp. Class A	3,106,274	132,110
Interpublic Group of Companies, Inc.	765,718	16,762
Omnicom Group, Inc.	74,076	5,678
Sinclair Broadcast Group, Inc. Class A	245,817	9,120
The Walt Disney Co.	291,901	31,721
Time Warner, Inc.	140,878	13,433
Viacom, Inc. Class B (non-vtg.)	239,912	8,018
		216,842
Multiline Retail - 0.3%
Target Corp.	248,961	18,727
Specialty Retail - 2.7%
AutoZone, Inc. (a)	15,618	11,955
L Brands, Inc.	456,470	22,865
Lowe's Companies, Inc.	650,782	68,156
O'Reilly Automotive, Inc. (a)	34,487	9,128
Ross Stores, Inc.	21,082	1,737
Sally Beauty Holdings, Inc. (a)	594,731	9,878
TJX Companies, Inc.	320,844	25,770
		149,489

TOTAL CONSUMER DISCRETIONARY		400,679

CONSUMER STAPLES - 7.8%
Beverages - 1.4%
Molson Coors Brewing Co. Class B	235,867	19,818
The Coca-Cola Co.	1,268,267	60,357
		80,175
Food & Staples Retailing - 2.1%
Costco Wholesale Corp.	2,768	539
CVS Health Corp.	632,103	49,740
Kroger Co.	412,351	12,519
Walmart, Inc.	495,871	52,860
		115,658
Food Products - 0.5%
Campbell Soup Co.	216,183	10,063
Kellogg Co.	84,717	5,770
The J.M. Smucker Co.	63,773	8,092
The Simply Good Foods Co.	178,456	2,427
		26,352
Household Products - 1.5%
Kimberly-Clark Corp.	65,543	7,669
Procter & Gamble Co.	718,467	62,032
Reckitt Benckiser Group PLC	171,726	16,584
		86,285
Personal Products - 0.2%
Unilever NV (NY Reg.)	175,378	10,082
Tobacco - 2.1%
Altria Group, Inc.	1,198,653	84,313
British American Tobacco PLC sponsored ADR	519,272	35,362
		119,675

TOTAL CONSUMER STAPLES		438,227

ENERGY - 12.9%
Energy Equipment & Services - 1.0%
Baker Hughes, a GE Co. Class A	741,687	23,845
Ensco PLC Class A	345,591	2,039
National Oilwell Varco, Inc.	540,520	19,826
Oceaneering International, Inc.	405,000	8,375
		54,085
Oil, Gas & Consumable Fuels - 11.9%
Amyris, Inc. (a)(b)	216,870	1,063
Anadarko Petroleum Corp.	362,356	21,759
Apache Corp.	781,003	35,044
BP PLC sponsored ADR	194,889	8,339
Cabot Oil & Gas Corp.	1,122,499	29,578
Cenovus Energy, Inc.	4,448,900	42,427
Cheniere Energy, Inc. (a)	139,300	7,879
Chevron Corp.	637,863	79,956
ConocoPhillips Co.	1,847,245	108,636
Exxon Mobil Corp.	176,500	15,408
Golar LNG Ltd.	259,622	7,085
Imperial Oil Ltd.	722,300	22,708
Kinder Morgan, Inc.	1,889,184	33,968
Legacy Reserves LP (a)	212,188	505
Noble Energy, Inc.	58,120	1,774
PDC Energy, Inc. (a)	120,036	6,224
Phillips 66 Co.	46,229	4,734
Suncor Energy, Inc.	2,654,900	96,181
Teekay Offshore Partners LP	995,166	2,488
The Williams Companies, Inc.	2,740,659	86,029
Valero Energy Corp.	104,579	10,036
Williams Partners LP	1,063,090	44,543
		666,364

TOTAL ENERGY		720,449

FINANCIALS - 23.6%
Banks - 15.7%
Bank of America Corp.	6,431,903	205,821
Citigroup, Inc.	2,158,163	169,373
First Republic Bank	38,966	3,489
JPMorgan Chase & Co.	1,502,726	173,820
PNC Financial Services Group, Inc.	270,676	42,772
Regions Financial Corp.	1,416,662	27,242
Signature Bank (a)	121,412	18,697
Standard Chartered PLC (United Kingdom) (a)	445,277	5,182
SunTrust Banks, Inc.	1,076,564	76,113
U.S. Bancorp	906,822	51,816
Wells Fargo & Co.	1,602,004	105,380
		879,705
Capital Markets - 6.4%
Charles Schwab Corp.	755,606	40,304
KKR & Co. LP	1,268,001	30,533
Morgan Stanley	1,209,412	68,392
Northern Trust Corp.	591,234	62,310
State Street Corp.	1,050,107	115,690
The Blackstone Group LP	1,073,948	39,253
		356,482
Diversified Financial Services - 0.1%
KKR Renaissance Co-Invest LP unit (a)(c)	16,966	7,113
Insurance - 0.4%
MetLife, Inc.	412,025	19,806
Thrifts & Mortgage Finance - 1.0%
MGIC Investment Corp. (a)	844,062	12,509
Radian Group, Inc.	1,876,206	41,408
		53,917

TOTAL FINANCIALS		1,317,023

HEALTH CARE - 13.6%
Biotechnology - 3.3%
Alexion Pharmaceuticals, Inc. (a)	274,423	32,744
Alnylam Pharmaceuticals, Inc. (a)	58,929	7,660
Amgen, Inc.	433,118	80,582
Atara Biotherapeutics, Inc. (a)	93,000	3,515
Biogen, Inc. (a)	45,926	15,974
BioMarin Pharmaceutical, Inc. (a)	111,274	10,040
Bioverativ, Inc.	10,491	1,081
Celldex Therapeutics, Inc. (a)	9,630	27
Genocea Biosciences, Inc. (a)(b)	214,387	195
Gilead Sciences, Inc.	7,284	610
Insmed, Inc. (a)	140,433	3,573
Intercept Pharmaceuticals, Inc. (a)	178,605	11,091
Regeneron Pharmaceuticals, Inc. (a)	13,958	5,118
Spark Therapeutics, Inc. (a)	142,986	8,014
TESARO, Inc. (a)	7,694	519
Trevena, Inc. (a)	407,997	665
Vertex Pharmaceuticals, Inc. (a)	29,475	4,918
		186,326
Health Care Equipment & Supplies - 2.3%
Boston Scientific Corp. (a)	2,728,656	76,293
Danaher Corp.	252,252	25,548
Medtronic PLC	110,262	9,470
ResMed, Inc.	25,028	2,523
Zimmer Biomet Holdings, Inc.	104,460	13,279
		127,113
Health Care Providers & Services - 3.3%
Aetna, Inc.	39,696	7,416
AmerisourceBergen Corp.	176,545	17,596
Anthem, Inc.	106,878	26,490
Cardinal Health, Inc.	539,919	38,761
Cigna Corp.	91,964	19,161
Humana, Inc.	47,119	13,280
McKesson Corp.	233,142	39,373
UnitedHealth Group, Inc.	93,333	22,099
		184,176
Health Care Technology - 0.1%
Castlight Health, Inc. Class B (a)	770,815	2,852
Pharmaceuticals - 4.6%
Allergan PLC	81,073	14,614
AstraZeneca PLC sponsored ADR	234,180	8,210
Bayer AG	109,900	14,401
Bristol-Myers Squibb Co.	71,218	4,458
CymaBay Therapeutics, Inc. (a)	1,096,141	13,066
GlaxoSmithKline PLC sponsored ADR	2,005,036	75,209
Jazz Pharmaceuticals PLC (a)	200,130	29,167
Johnson & Johnson	346,100	47,828
Nektar Therapeutics (a)	32,400	2,709
Novartis AG sponsored ADR	9,214	830
Sanofi SA	50,421	4,450
Teva Pharmaceutical Industries Ltd. sponsored ADR (b)	1,317,521	26,891
TherapeuticsMD, Inc. (a)(b)	2,686,535	15,797
		257,630

TOTAL HEALTH CARE		758,097

INDUSTRIALS - 9.8%
Aerospace & Defense - 1.8%
General Dynamics Corp.	35,716	7,946
The Boeing Co.	19,293	6,837
United Technologies Corp.	617,166	85,175
		99,958
Air Freight & Logistics - 1.6%
C.H. Robinson Worldwide, Inc.	197,751	18,086
FedEx Corp.	64,914	17,039
United Parcel Service, Inc. Class B	414,946	52,831
		87,956
Commercial Services & Supplies - 0.2%
ADS Waste Holdings, Inc. (a)	127,200	3,100
Stericycle, Inc. (a)	83,847	6,319
		9,419
Electrical Equipment - 0.7%
Acuity Brands, Inc.	109,287	16,878
Hubbell, Inc. Class B	87,664	11,918
Melrose Industries PLC	3,784,897	12,167
		40,963
Industrial Conglomerates - 1.5%
General Electric Co.	5,264,826	85,132
ITT, Inc.	9,991	559
		85,691
Machinery - 0.8%
Flowserve Corp.	629,795	28,542
Snap-On, Inc.	8,635	1,479
Wabtec Corp. (b)	173,480	14,059
		44,080
Marine - 0.1%
A.P. Moller - Maersk A/S Series B	3,016	5,383
Professional Services - 0.2%
Acacia Research Corp. (a)	24,000	88
IHS Markit Ltd. (a)	265,540	12,674
		12,762
Road & Rail - 2.9%
CSX Corp.	651,591	36,991
Genesee & Wyoming, Inc. Class A (a)	198,628	15,860
J.B. Hunt Transport Services, Inc.	322,911	39,017
Norfolk Southern Corp.	173,422	26,166
Old Dominion Freight Lines, Inc.	4,076	597
Union Pacific Corp.	313,448	41,845
		160,476
Trading Companies & Distributors - 0.0%
Fastenal Co.	18,934	1,041
Univar, Inc. (a)	30,614	914
		1,955

TOTAL INDUSTRIALS		548,643

INFORMATION TECHNOLOGY - 18.4%
Communications Equipment - 1.8%
Cisco Systems, Inc.	2,233,998	92,800
F5 Networks, Inc. (a)	36,488	5,274
		98,074
Electronic Equipment & Components - 0.2%
ADT, Inc. (a)	284,400	3,549
Itron, Inc. (a)	127,399	9,326
		12,875
Internet Software & Services - 3.3%
Akamai Technologies, Inc. (a)	137,106	9,185
Alphabet, Inc.:
Class A (a)	75,021	88,691
Class C (a)	74,044	86,627
		184,503
IT Services - 4.0%
Cognizant Technology Solutions Corp. Class A	144,271	11,250
FleetCor Technologies, Inc. (a)	42,128	8,952
Interxion Holding N.V. (a)	86,459	5,425
MasterCard, Inc. Class A	303,990	51,374
Paychex, Inc.	628,177	42,873
PayPal Holdings, Inc. (a)	147,662	12,599
Unisys Corp. (a)	721,960	6,425
Visa, Inc. Class A	690,800	85,818
		224,716
Semiconductors & Semiconductor Equipment - 1.9%
Broadcom Ltd.	6,800	1,687
Qualcomm, Inc.	1,504,087	102,654
		104,341
Software - 5.2%
Adobe Systems, Inc. (a)	111,713	22,316
Autodesk, Inc. (a)	5,764	666
Microsoft Corp.	2,265,046	215,209
Oracle Corp.	559,872	28,884
SAP SE sponsored ADR	141,486	16,023
Ultimate Software Group, Inc. (a)	34,100	7,942
		291,040
Technology Hardware, Storage & Peripherals - 2.0%
Apple, Inc.	654,239	109,539

TOTAL INFORMATION TECHNOLOGY		1,025,088

MATERIALS - 3.0%
Chemicals - 2.3%
CF Industries Holdings, Inc.	473,380	20,090
Intrepid Potash, Inc. (a)	2,437,885	9,483
LyondellBasell Industries NV Class A	270,701	32,441
Monsanto Co.	244,423	29,771
Nutrien Ltd. (a)	509,240	26,642
The Scotts Miracle-Gro Co. Class A	49,368	4,456
W.R. Grace & Co.	103,480	7,639
		130,522
Containers & Packaging - 0.2%
WestRock Co.	138,508	9,229
Metals & Mining - 0.5%
BHP Billiton Ltd. sponsored ADR (b)	161,028	7,894
Freeport-McMoRan, Inc. (a)	712,943	13,902
Lundin Mining Corp.	1,182,500	8,547
		30,343

TOTAL MATERIALS		170,094

REAL ESTATE - 0.3%
Equity Real Estate Investment Trusts (REITs) - 0.3%
American Tower Corp.	17,799	2,629
Equinix, Inc.	17,789	8,097
Public Storage	33,501	6,558
		17,284
TELECOMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 1.1%
Verizon Communications, Inc.	1,075,180	58,135
Zayo Group Holdings, Inc. (a)	42,563	1,562
		59,697
UTILITIES - 1.1%
Electric Utilities - 0.8%
Exelon Corp.	1,050,845	40,468
PPL Corp.	125,112	3,987
Vistra Energy Corp. (a)	90,222	1,759
		46,214
Independent Power and Renewable Electricity Producers - 0.3%
Dynegy, Inc. (a)	1,324,784	16,586
The AES Corp.	100,500	1,162
		17,748

TOTAL UTILITIES		63,962

TOTAL COMMON STOCKS
(Cost $4,113,908)		5,519,243

Other- 0.1%
Energy- 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Utica Shale Drilling Program (non-operating revenue interest) (c)(d)(e)
(Cost $6,968)	6,967,758	6,480

Money Market Funds - 1.7%
Fidelity Cash Central Fund, 1.39% (f)	48,307,487	48,317
Fidelity Securities Lending Cash Central Fund 1.40% (f)(g)	48,086,176	48,091
TOTAL MONEY MARKET FUNDS
(Cost $96,409)		96,408
TOTAL INVESTMENT IN SECURITIES - 100.6%
(Cost $4,217,285)		5,622,131
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(34,293)
NET ASSETS - 100%		$5,587,838

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $13,593,000 or 0.2% of net assets.

 (d) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (e) Level 3 security

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
KKR Renaissance Co-Invest LP unit	7/25/13	$1,790
Utica Shale Drilling Program (non-operating revenue interest)	10/5/16 - 9/1/17	$6,968

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$610
Fidelity Securities Lending Cash Central Fund	131
Total	$741

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$400,679	$400,679	$--	$--
Consumer Staples	438,227	421,643	16,584	--
Energy	720,449	720,449	--	--
Financials	1,317,023	1,309,910	7,113	--
Health Care	758,097	739,246	18,851	--
Industrials	548,643	548,643	--	--
Information Technology	1,025,088	1,025,088	--	--
Materials	170,094	170,094	--	--
Real Estate	17,284	17,284	--	--
Telecommunication Services	59,697	59,697	--	--
Utilities	63,962	63,962	--	--
Other	6,480	--	--	6,480
Money Market Funds	96,408	96,408	--	--
Total Investments in Securities:	$5,622,131	$5,573,103	$42,548	$6,480

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Small Cap Stock Fund

January 31, 2018

SLC-QTLY-0318
1.813072.113

Schedule of Investments January 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 12.7%
Diversified Consumer Services - 1.2%
Collectors Universe, Inc.	235,180	$6,519
Laureate Education, Inc. Class A	1,002,943	14,442
		20,961
Hotels, Restaurants & Leisure - 0.4%
Cedar Fair LP (depositary unit)	112,214	7,608
Household Durables - 3.9%
Cavco Industries, Inc. (a)	92,936	14,233
Helen of Troy Ltd. (a)	168,364	15,683
LGI Homes, Inc. (a)(b)	98,801	6,687
New Home Co. LLC (a)	1,039,052	12,313
TRI Pointe Homes, Inc. (a)	1,088,043	17,746
		66,662
Internet & Direct Marketing Retail - 0.7%
Duluth Holdings, Inc. (a)(b)	701,384	12,351
Media - 4.0%
AMC Networks, Inc. Class A (a)	29,855	1,540
Cinemark Holdings, Inc.	717,568	26,407
Gray Television, Inc. (a)	1,184,665	19,369
Lions Gate Entertainment Corp. Class B (a)	693,712	22,199
		69,515
Multiline Retail - 0.8%
Big Lots, Inc. (b)	95,421	5,800
Dillard's, Inc. Class A (b)	105,421	7,122
		12,922
Specialty Retail - 1.3%
Michaels Companies, Inc. (a)	249,487	6,704
Murphy U.S.A., Inc. (a)	89,269	7,616
Sleep Number Corp.(a)	57,307	2,157
Tailored Brands, Inc.	250,481	6,059
		22,536
Textiles, Apparel & Luxury Goods - 0.4%
Emerald Expositions Events, Inc.	292,426	6,311

TOTAL CONSUMER DISCRETIONARY		218,866

CONSUMER STAPLES - 3.2%
Beverages - 0.3%
Coca-Cola Bottling Co. Consolidated	19,477	3,944
Food & Staples Retailing - 1.8%
Performance Food Group Co. (a)	904,371	31,065
Food Products - 1.1%
TreeHouse Foods, Inc. (a)	410,610	19,364

TOTAL CONSUMER STAPLES		54,373

ENERGY - 3.9%
Energy Equipment & Services - 1.1%
Dril-Quip, Inc. (a)	386,727	19,974
Oil, Gas & Consumable Fuels - 2.8%
Ardmore Shipping Corp. (a)	681,911	4,842
Midstates Petroleum Co., Inc. (a)	809,387	13,282
Murphy Oil Corp.	544,877	17,491
World Fuel Services Corp.	427,868	11,933
		47,548

TOTAL ENERGY		67,522

FINANCIALS - 21.9%
Banks - 9.6%
Access National Corp.	98,750	2,869
Bank of Hawaii Corp.	80,512	6,736
Bank of the Ozarks, Inc.	474,721	23,712
Camden National Corp.	287,978	12,228
East West Bancorp, Inc.	192,138	12,664
Hilltop Holdings, Inc.	492,414	12,896
Popular, Inc.	300,469	12,211
Prosperity Bancshares, Inc.	457,768	34,699
UMB Financial Corp.	344,080	26,212
United Community Bank, Inc.	503,248	15,943
West Bancorp., Inc.	207,243	5,305
		165,475
Capital Markets - 5.0%
FactSet Research Systems, Inc.	67,192	13,485
Monex Group, Inc.	2,345,400	8,720
Morningstar, Inc.	112,852	10,847
OM Asset Management Ltd.	1,449,017	25,923
Vontobel Holdings AG	366,826	26,504
		85,479
Consumer Finance - 1.9%
Encore Capital Group, Inc. (a)	364,885	15,124
First Cash Financial Services, Inc.	235,273	17,198
		32,322
Diversified Financial Services - 0.5%
Cotiviti Holdings, Inc. (a)	269,144	9,420
Insurance - 2.5%
Employers Holdings, Inc.	516,314	21,892
First American Financial Corp.	195,462	11,546
Investors Title Co.	11,771	2,289
Primerica, Inc.	81,116	8,193
		43,920
Real Estate Management & Development - 1.0%
The RMR Group, Inc.	256,662	16,619
Thrifts & Mortgage Finance - 1.4%
Essent Group Ltd. (a)	284,011	13,212
Home Bancorp, Inc.	140,827	6,036
Southern Missouri Bancorp, Inc.	137,267	5,261
Timberland Bancorp, Inc.	9,890	276
		24,785

TOTAL FINANCIALS		378,020

HEALTH CARE - 16.3%
Biotechnology - 1.2%
Dyax Corp. rights 12/31/19 (a)(c)	632,800	2,158
Five Prime Therapeutics, Inc. (a)	72,858	1,457
Spark Therapeutics, Inc. (a)	55,977	3,138
United Therapeutics Corp. (a)	106,683	13,762
		20,515
Health Care Equipment & Supplies - 2.4%
LivaNova PLC (a)	469,651	40,179
Utah Medical Products, Inc.	4,000	360
		40,539
Health Care Providers & Services - 5.7%
Chemed Corp.	74,150	19,321
Envision Healthcare Corp. (a)	211,815	7,623
HealthSouth Corp.	554,628	29,351
MEDNAX, Inc. (a)	373,336	19,716
Ship Healthcare Holdings, Inc.	684,700	22,291
		98,302
Life Sciences Tools & Services - 2.7%
Charles River Laboratories International, Inc. (a)	204,624	21,576
ICON PLC (a)	225,036	24,646
		46,222
Pharmaceuticals - 4.3%
Alliance Pharma PLC	16,260,226	15,930
Dechra Pharmaceuticals PLC	1,125,170	38,342
Innoviva, Inc. (a)	470,503	6,865
Mallinckrodt PLC (a)	269,863	4,874
The Medicines Company (a)	135,677	4,495
Theravance Biopharma, Inc. (a)	158,638	4,194
		74,700

TOTAL HEALTH CARE		280,278

INDUSTRIALS - 16.8%
Aerospace & Defense - 1.9%
Astronics Corp. (a)	287,663	12,830
Astronics Corp. Class B (a)	5,993	270
Moog, Inc. Class A (a)	221,964	19,990
		33,090
Building Products - 1.6%
Continental Building Products, Inc. (a)	538,651	15,325
Universal Forest Products, Inc.	335,032	12,507
		27,832
Commercial Services & Supplies - 0.3%
VSE Corp.	105,441	5,225
Construction & Engineering - 1.2%
AECOM (a)	549,232	21,480
Machinery - 5.1%
Allison Transmission Holdings, Inc.	921,909	40,785
Colfax Corp. (a)	278,890	11,161
L.B. Foster Co. Class A (a)	45,443	1,234
Luxfer Holdings PLC sponsored	526,379	7,611
Middleby Corp. (a)	153,298	20,888
Rexnord Corp. (a)	201,523	5,665
		87,344
Professional Services - 1.9%
CBIZ, Inc. (a)	984,419	16,243
Insperity, Inc.	210,000	12,863
TriNet Group, Inc. (a)	63,158	2,771
		31,877
Road & Rail - 2.0%
Landstar System, Inc.	304,453	33,810
Trading Companies & Distributors - 2.8%
HD Supply Holdings, Inc. (a)	614,364	23,893
MSC Industrial Direct Co., Inc. Class A	61,605	5,783
Textainer Group Holdings Ltd. (a)	475,861	11,659
Watsco, Inc.	43,138	7,756
		49,091

TOTAL INDUSTRIALS		289,749

INFORMATION TECHNOLOGY - 16.7%
Communications Equipment - 1.4%
CommScope Holding Co., Inc. (a)	627,991	24,259
Electronic Equipment & Components - 1.6%
Cardtronics PLC (a)	283,057	6,924
SYNNEX Corp.	170,095	20,876
		27,800
Internet Software & Services - 3.8%
comScore, Inc. (a)	230,303	5,216
j2 Global, Inc.	419,357	33,544
Mitula Group Ltd. (a)	1,817,332	886
Stamps.com, Inc. (a)	124,897	25,460
		65,106
IT Services - 7.8%
Cass Information Systems, Inc.	54,675	3,168
CoreLogic, Inc. (a)	475,619	22,525
Genpact Ltd.	1,012,400	34,361
Hackett Group, Inc.	92,077	1,474
Maximus, Inc.	413,592	28,199
Perficient, Inc. (a)	142,840	2,767
Presidio, Inc.	524,637	9,606
Virtusa Corp. (a)	191,674	8,552
WEX, Inc. (a)	150,119	23,240
		133,892
Semiconductors & Semiconductor Equipment - 0.5%
ON Semiconductor Corp. (a)	367,112	9,082
Software - 1.6%
Ebix, Inc.	141,156	11,589
Hansen Technologies Ltd.	2,981,914	9,131
Micro Focus International PLC	206,850	6,314
		27,034

TOTAL INFORMATION TECHNOLOGY		287,173

MATERIALS - 5.2%
Chemicals - 1.8%
Chase Corp.	73,300	8,235
Innospec, Inc.	112,543	8,081
KMG Chemicals, Inc.	237,261	14,414
		30,730
Construction Materials - 1.0%
Eagle Materials, Inc.	160,626	17,998
Containers & Packaging - 1.2%
Silgan Holdings, Inc.	687,691	20,555
Paper & Forest Products - 1.2%
Schweitzer-Mauduit International, Inc.	448,864	20,325

TOTAL MATERIALS		89,608

REAL ESTATE - 2.4%
Equity Real Estate Investment Trusts (REITs) - 0.1%
CoreSite Realty Corp.	11,592	1,256
Real Estate Management & Development - 2.3%
Consolidated-Tomoka Land Co.	99,908	6,611
Leopalace21 Corp.	4,010,300	33,316
		39,927

TOTAL REAL ESTATE		41,183

UTILITIES - 0.2%
Gas Utilities - 0.2%
Star Gas Partners LP	361,632	3,862
TOTAL COMMON STOCKS
(Cost $1,368,093)		1,710,634

Money Market Funds - 1.6%
Fidelity Cash Central Fund, 1.39% (d)	9,054,972	9,057
Fidelity Securities Lending Cash Central Fund 1.40% (d)(e)	17,529,612	17,531
TOTAL MONEY MARKET FUNDS
(Cost $26,589)		26,588
TOTAL INVESTMENT IN SECURITIES - 100.9%
(Cost $1,394,682)		1,737,222
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(15,193)
NET ASSETS - 100%		$1,722,029

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 security

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$147
Fidelity Securities Lending Cash Central Fund	74
Total	$221

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds*	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
New Home Co. LLC	$12,061	$505	$465	$--	$136	$77	$--
Total	$12,061	$505	$465	$--	$136	$77	$--

 * Includes the value of securities delivered through in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$218,866	$218,866	$--	$--
Consumer Staples	54,373	54,373	--	--
Energy	67,522	67,522	--	--
Financials	378,020	369,300	8,720	--
Health Care	280,278	255,829	22,291	2,158
Industrials	289,749	289,749	--	--
Information Technology	287,173	287,173	--	--
Materials	89,608	89,608	--	--
Real Estate	41,183	7,867	33,316	--
Utilities	3,862	3,862	--	--
Money Market Funds	26,588	26,588	--	--
Total Investments in Securities:	$1,737,222	$1,670,737	$64,327	$2,158

The following is a summary of transfers between Level 1 and Level 2 for the period ended January 31, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total (000s)
Level 1 to Level 2	$51,581

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Small Cap Discovery Fund

January 31, 2018

SMR-QTLY-0318
1.813037.113

Schedule of Investments January 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value
CONSUMER DISCRETIONARY - 12.2%
Distributors - 0.9%
PALTAC Corp.	1,000,000	$44,396,970
Hotels, Restaurants & Leisure - 1.2%
Cedar Fair LP (depositary unit)	879,342	59,619,388
Hilton Grand Vacations, Inc. (a)	21,091	948,462
		60,567,850
Household Durables - 3.1%
CalAtlantic Group, Inc.	42,670	2,395,067
Meritage Homes Corp. (a)	1,135,290	53,869,511
Taylor Morrison Home Corp. (a)	3,000,000	76,290,000
TopBuild Corp. (a)	237,167	18,152,762
		150,707,340
Leisure Products - 0.8%
Vista Outdoor, Inc. (a)	2,500,000	37,875,000
Media - 2.7%
Cinemark Holdings, Inc. (b)	3,500,000	128,800,000
Specialty Retail - 1.7%
Aaron's, Inc. Class A	2,000,000	81,780,000
Textiles, Apparel & Luxury Goods - 1.8%
Emerald Expositions Events, Inc. (b)(c)	4,105,913	88,605,603

TOTAL CONSUMER DISCRETIONARY		592,732,763

CONSUMER STAPLES - 4.2%
Food & Staples Retailing - 1.1%
United Natural Foods, Inc. (a)	1,100,000	52,360,000
Food Products - 3.1%
Post Holdings, Inc. (a)	2,000,000	151,340,000

TOTAL CONSUMER STAPLES		203,700,000

ENERGY - 3.9%
Energy Equipment & Services - 3.9%
Oil States International, Inc. (a)	2,500,000	80,000,000
ShawCor Ltd. Class A (c)	5,000,000	112,845,528
		192,845,528
FINANCIALS - 19.5%
Banks - 14.5%
Associated Banc-Corp.	2,500,000	61,875,000
Cullen/Frost Bankers, Inc.	1,500,000	159,615,000
First Citizen Bancshares, Inc.	250,000	106,352,500
First Citizen Bancshares, Inc. Class A	200,000	85,082,000
First Hawaiian, Inc.	2,500,000	72,250,000
Hilltop Holdings, Inc.	2,720,000	71,236,800
Prosperity Bancshares, Inc.	2,000,000	151,600,000
		708,011,300
Capital Markets - 0.7%
Federated Investors, Inc. Class B (non-vtg.)	1,000,000	34,680,000
Insurance - 3.2%
Amerisafe, Inc. (c)	1,000,000	60,750,000
Enstar Group Ltd. (a)	449,363	93,287,759
		154,037,759
Thrifts & Mortgage Finance - 1.1%
Washington Federal, Inc.	1,500,000	53,850,000

TOTAL FINANCIALS		950,579,059

HEALTH CARE - 11.0%
Health Care Equipment & Supplies - 5.1%
Hill-Rom Holdings, Inc.	1,700,000	145,061,000
Integra LifeSciences Holdings Corp. (a)	2,000,000	105,320,000
		250,381,000
Health Care Providers & Services - 1.6%
Chemed Corp.	300,000	78,171,000
Pharmaceuticals - 4.3%
Innoviva, Inc. (a)(c)	5,629,650	82,136,594
Prestige Brands Holdings, Inc. (a)(c)	3,000,000	125,490,000
		207,626,594

TOTAL HEALTH CARE		536,178,594

INDUSTRIALS - 16.0%
Aerospace & Defense - 1.1%
Ultra Electronics Holdings PLC	2,500,000	54,167,278
Airlines - 2.7%
Allegiant Travel Co.	500,000	79,625,000
Spirit Airlines, Inc. (a)	1,250,000	52,650,000
		132,275,000
Commercial Services & Supplies - 1.9%
ADS Waste Holdings, Inc. (a)	2,675,800	65,209,246
Interface, Inc.	1,000,000	24,950,000
		90,159,246
Electrical Equipment - 3.2%
Regal Beloit Corp.	1,990,600	155,067,740
Machinery - 0.8%
Mueller Industries, Inc.	1,200,000	39,708,000
SPX Flow, Inc. (a)	27,365	1,268,915
		40,976,915
Road & Rail - 2.5%
Genesee & Wyoming, Inc. Class A (a)	1,500,000	119,775,000
Trading Companies & Distributors - 3.8%
Diploma PLC	3,000,000	49,751,544
WESCO International, Inc. (a)	2,000,000	136,300,000
		186,051,544

TOTAL INDUSTRIALS		778,472,723

INFORMATION TECHNOLOGY - 18.5%
Electronic Equipment & Components - 5.7%
SYNNEX Corp.	1,012,681	124,286,339
Tech Data Corp. (a)	1,500,000	150,405,000
		274,691,339
Internet Software & Services - 6.4%
Cimpress NV (a)(b)	1,200,000	152,892,000
j2 Global, Inc.	2,000,000	159,980,000
		312,872,000
IT Services - 5.5%
Booz Allen Hamilton Holding Corp. Class A	1,500,000	58,770,000
CACI International, Inc. Class A (a)	500,000	70,275,000
Conduent, Inc. (a)	2,970,916	48,723,022
Presidio, Inc. (c)	5,000,000	91,550,000
		269,318,022
Technology Hardware, Storage & Peripherals - 0.9%
Super Micro Computer, Inc. (a)	2,000,000	45,650,000

TOTAL INFORMATION TECHNOLOGY		902,531,361

MATERIALS - 6.7%
Chemicals - 1.4%
Tronox Ltd. Class A	3,500,000	68,705,000
Construction Materials - 2.2%
Wienerberger AG	4,000,000	109,057,752
Containers & Packaging - 3.1%
Silgan Holdings, Inc.	5,000,000	149,450,000

TOTAL MATERIALS		327,212,752

REAL ESTATE - 6.1%
Equity Real Estate Investment Trusts (REITs) - 6.1%
CareTrust (REIT), Inc.	3,000,000	47,670,000
iStar Financial, Inc. (a)	3,000,000	31,650,000
Life Storage, Inc.	1,000,000	83,100,000
Store Capital Corp.	5,500,000	134,805,000
		297,225,000
TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.2%
Atlantic Tele-Network, Inc.	131,093	7,781,680
UTILITIES - 0.6%
Electric Utilities - 0.6%
Portland General Electric Co.	700,000	29,645,000
TOTAL COMMON STOCKS
(Cost $3,449,139,289)		4,818,904,460
	Principal Amount	Value

Nonconvertible Bonds - 0.1%
INDUSTRIALS - 0.1%
Machinery - 0.1%
Mueller Industries, Inc. 6% 3/1/27 (Cost $6,159,000)	6,159,000	6,312,975
	Shares	Value

Money Market Funds - 1.8%
Fidelity Cash Central Fund, 1.39% (d)	51,047,821	51,058,030
Fidelity Securities Lending Cash Central Fund 1.40% (d)(e)	34,865,219	34,868,705
TOTAL MONEY MARKET FUNDS
(Cost $85,923,812)		85,926,735
TOTAL INVESTMENT IN SECURITIES - 100.8%
(Cost $3,541,222,101)		4,911,144,170
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(39,687,318)
NET ASSETS - 100%		$4,871,456,852

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated company

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$679,678
Fidelity Securities Lending Cash Central Fund	294,160
Total	$973,838

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Aaron's, Inc. Class A	$179,700,000	$--	$122,956,523	$234,419	$39,892,460	$(14,855,937)	$--
Amerisafe, Inc.	57,550,000	--	--	4,100,000	--	3,200,000	60,750,000
Carpenter Technology Corp.	152,084,514	--	145,983,581	224,916	17,820,869	(23,921,802)	--
Emerald Expositions Events, Inc.	27,858,363	56,799,161	--	623,444	--	3,948,079	88,605,603
Haynes International, Inc.	46,519,000	--	36,879,907	426,505	(15,488,235)	5,849,142	--
Innoviva, Inc.	88,195,734	--	24,710,896	--	(26,644,704)	45,296,460	82,136,594
Powell Industries, Inc.	32,765,500	--	27,254,574	486,978	(5,909,743)	398,817	--
Presidio, Inc.	--	69,626,239	--	--	--	21,923,761	91,550,000
Prestige Brands Holdings, Inc.	--	151,749,378	--	--	--	(26,259,378)	125,490,000
ShawCor Ltd. Class A	125,453,280	--	--	1,470,638	--	(12,607,752)	112,845,528
Tech Data Corp.	191,300,001	--	49,547,024	--	25,730,992	(17,078,969)	--
WESCO International, Inc.	152,375,000	--	32,848,228	--	71,050	16,702,178	--
Total	$1,053,801,392	$278,174,778	$440,180,733	$7,566,900	$35,472,689	$2,594,599	$561,377,725

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$592,732,763	$548,335,793	$44,396,970	$--
Consumer Staples	203,700,000	203,700,000	--	--
Energy	192,845,528	192,845,528	--	--
Financials	950,579,059	950,579,059	--	--
Health Care	536,178,594	536,178,594	--	--
Industrials	778,472,723	778,472,723	--	--
Information Technology	902,531,361	902,531,361	--	--
Materials	327,212,752	327,212,752	--	--
Real Estate	297,225,000	297,225,000	--	--
Telecommunication Services	7,781,680	7,781,680	--	--
Utilities	29,645,000	29,645,000	--	--
Corporate Bonds	6,312,975	--	6,312,975	--
Money Market Funds	85,926,735	85,926,735	--	--
Total Investments in Securities:	$4,911,144,170	$4,860,434,225	$50,709,945	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Event Driven Opportunities Fund

January 31, 2018

EDO-QTLY-0318
1.9585361.104

Schedule of Investments January 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 87.0%
	Shares	Value
CONSUMER DISCRETIONARY - 25.1%
Internet & Direct Marketing Retail - 13.9%
AO World PLC (a)(b)	14,253,366	$28,535,075
Boohoo.Com PLC (a)	18,400	48,423
Zooplus AG (a)(b)	176,471	36,370,196
		64,953,694
Media - 9.9%
The Madison Square Garden Co. (a)	214,875	46,378,620
Twenty-First Century Fox, Inc. Class B	1,240	45,248
		46,423,868
Specialty Retail - 1.3%
Cars.com, Inc. (b)	208,653	6,194,908

TOTAL CONSUMER DISCRETIONARY		117,572,470

CONSUMER STAPLES - 1.2%
Food Products - 1.2%
SunOpta, Inc. (a)	731,288	5,411,531
ENERGY - 1.0%
Energy Equipment & Services - 0.0%
Exterran Corp. (a)	1,604	46,324
Oil, Gas & Consumable Fuels - 1.0%
International Seaways, Inc. (a)	291,700	4,868,473

TOTAL ENERGY		4,914,797

FINANCIALS - 14.9%
Capital Markets - 8.8%
Brighthouse Financial, Inc.	148,587	9,548,201
KKR & Co. LP	444,473	10,702,910
Waddell & Reed Financial, Inc. Class A	452,288	10,402,624
WisdomTree Investments, Inc.	905,400	10,493,586
		41,147,321
Consumer Finance - 0.0%
Encore Capital Group, Inc. (a)	978	40,538
Diversified Financial Services - 3.8%
Donnelley Financial Solutions, Inc. (a)	427,603	9,172,084
ECN Capital Corp.	2,930,200	8,885,891
		18,057,975
Insurance - 2.3%
Stewart Information Services Corp.	239,846	10,675,545

TOTAL FINANCIALS		69,921,379

HEALTH CARE - 0.0%
Pharmaceuticals - 0.0%
Perrigo Co. PLC	465	42,138
INDUSTRIALS - 2.5%
Airlines - 1.4%
AirAsia Bhd	6,052,400	6,423,208
Spring Airlines Co. Ltd. Class A	9,700	53,892
Wizz Air Holdings PLC (a)(c)	1,361	66,920
		6,544,020
Commercial Services & Supplies - 0.0%
The Brink's Co.	656	54,710
Machinery - 1.1%
Momentum Group AB Class B	354,944	4,882,794

TOTAL INDUSTRIALS		11,481,524

INFORMATION TECHNOLOGY - 32.2%
Electronic Equipment & Components - 0.2%
Cardtronics PLC (a)	42,400	1,037,104
Internet Software & Services - 3.4%
CommerceHub, Inc. Series A (a)(b)	225,175	4,553,039
comScore, Inc. (a)(b)	247,600	5,608,140
LogMeIn, Inc.	46,700	5,874,860
		16,036,039
IT Services - 15.8%
Alliance Data Systems Corp.	172,700	44,325,182
Automatic Data Processing, Inc.	47,100	5,822,973
Conduent, Inc. (a)	340,832	5,589,645
CSRA, Inc.	179,800	5,983,744
DXC Technology Co.	55,903	5,565,144
Gocompare.com Group PLC	4,194,859	6,909,042
		74,195,730
Semiconductors & Semiconductor Equipment - 3.8%
Marvell Technology Group Ltd.	265,300	6,189,449
Mellanox Technologies Ltd. (a)	95,600	6,209,220
Versum Materials, Inc.	151,752	5,584,474
		17,983,143
Software - 4.8%
Black Knight, Inc. (a)	118,400	5,860,800
Micro Focus International PLC sponsored ADR	184,941	5,592,616
Monotype Imaging Holdings, Inc.	217,300	5,204,335
TiVo Corp.	403,844	5,633,624
		22,291,375
Technology Hardware, Storage & Peripherals - 4.2%
Diebold Nixdorf, Inc. (b)	303,700	5,603,265
Hewlett Packard Enterprise Co.	369,800	6,064,720
Seagate Technology LLC	142,500	7,866,000
		19,533,985

TOTAL INFORMATION TECHNOLOGY		151,077,376

REAL ESTATE - 10.1%
Equity Real Estate Investment Trusts (REITs) - 10.1%
JBG SMITH Properties	1,398,806	47,209,702
TOTAL COMMON STOCKS
(Cost $354,930,015)		407,630,917
	Principal Amount	Value

U.S. Treasury Obligations - 0.4%
U.S. Treasury Bills, yield at date of purchase 1.25% to 1.39% 2/15/18 to 4/26/18 (d)
(Cost $2,086,076)	2,090,000	2,085,929
	Shares	Value

Money Market Funds - 16.7%
Fidelity Cash Central Fund, 1.39% (e)	60,089,829	$60,101,847
Fidelity Securities Lending Cash Central Fund 1.40% (e)(f)	17,944,698	17,946,492
TOTAL MONEY MARKET FUNDS
(Cost $78,047,418)		78,048,339
TOTAL INVESTMENT IN SECURITIES - 104.1%
(Cost $435,063,509)		487,765,185
NET OTHER ASSETS (LIABILITIES) - (4.1)%		(19,054,016)
NET ASSETS - 100%		$468,711,169

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	93	March 2018	$7,328,400	$301,052	$301,052
CME E-mini S&P 500 Index Contracts (United States)	336	March 2018	47,473,440	3,256,933	3,256,933
TOTAL FUTURES CONTRACTS					$3,557,985

The notional amount of futures purchased as a percentage of Net Assets is 11.7%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $66,920 or 0.0% of net assets.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,085,929.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$405,217
Fidelity Securities Lending Cash Central Fund	293,147
Total	$698,364

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$117,572,470	$117,572,470	$--	$--
Consumer Staples	5,411,531	5,411,531	--	--
Energy	4,914,797	4,914,797	--	--
Financials	69,921,379	69,921,379	--	--
Health Care	42,138	42,138	--	--
Industrials	11,481,524	11,481,524	--	--
Information Technology	151,077,376	151,077,376	--	--
Real Estate	47,209,702	47,209,702	--	--
U.S. Government and Government Agency Obligations	2,085,929	--	2,085,929	--
Money Market Funds	78,048,339	78,048,339	--	--
Total Investments in Securities:	$487,765,185	$485,679,256	$2,085,929	$--
Derivative Instruments:
Assets
Futures Contracts	$3,557,985	$3,557,985	$--	$--
Total Assets	$3,557,985	$3,557,985	$--	$--
Total Derivative Instruments:	$3,557,985	$3,557,985	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor® Event Driven Opportunities Fund

January 31, 2018

AEDO-QTLY-0318
1.9585371.104

Schedule of Investments January 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 86.9%
	Shares	Value
CONSUMER DISCRETIONARY - 25.3%
Internet & Direct Marketing Retail - 14.1%
AO World PLC (a)(b)	1,358,874	$2,720,450
Boohoo.Com PLC (a)	1,305	3,434
Zooplus AG (a)	16,860	3,474,800
		6,198,684
Media - 9.9%
The Madison Square Garden Co. (a)	20,039	4,325,218
Twenty-First Century Fox, Inc. Class B	73	2,664
		4,327,882
Specialty Retail - 1.3%
Cars.com, Inc. (b)	19,210	570,345

TOTAL CONSUMER DISCRETIONARY		11,096,911

CONSUMER STAPLES - 0.9%
Food Products - 0.9%
SunOpta, Inc. (a)	56,490	418,026
ENERGY - 1.1%
Energy Equipment & Services - 0.0%
Exterran Corp. (a)	62	1,791
Oil, Gas & Consumable Fuels - 1.1%
International Seaways, Inc. (a)	27,979	466,970

TOTAL ENERGY		468,761

FINANCIALS - 15.0%
Capital Markets - 8.8%
Brighthouse Financial, Inc.	13,896	892,957
KKR & Co. LP	41,603	1,001,800
Waddell & Reed Financial, Inc. Class A (b)	42,458	976,534
WisdomTree Investments, Inc.	84,651	981,105
		3,852,396
Consumer Finance - 0.0%
Encore Capital Group, Inc. (a)	133	5,513
Diversified Financial Services - 3.9%
Donnelley Financial Solutions, Inc. (a)	40,734	873,744
ECN Capital Corp.	273,000	827,878
		1,701,622
Insurance - 2.3%
Stewart Information Services Corp.	22,402	997,113

TOTAL FINANCIALS		6,556,644

HEALTH CARE - 0.0%
Pharmaceuticals - 0.0%
Perrigo Co. PLC	34	3,081
INDUSTRIALS - 2.4%
Airlines - 1.4%
AirAsia Bhd	580,300	615,853
Spring Airlines Co. Ltd. Class A	600	3,334
Wizz Air Holdings PLC (a)(c)	100	4,917
		624,104
Commercial Services & Supplies - 0.0%
The Brink's Co.	36	3,002
Machinery - 1.0%
Momentum Group AB Class B	32,466	446,619

TOTAL INDUSTRIALS		1,073,725

INFORMATION TECHNOLOGY - 32.1%
Electronic Equipment & Components - 0.2%
Cardtronics PLC (a)	4,200	102,732
Internet Software & Services - 3.4%
CommerceHub, Inc. Series A (a)	20,275	409,961
comScore, Inc. (a)(b)	23,075	522,649
LogMeIn, Inc.	4,398	553,268
		1,485,878
IT Services - 15.8%
Alliance Data Systems Corp.	16,106	4,133,766
Automatic Data Processing, Inc.	4,404	544,467
Conduent, Inc. (a)	31,804	521,586
CSRA, Inc.	16,520	549,786
DXC Technology Co.	5,226	520,248
Gocompare.com Group PLC	386,382	636,381
		6,906,234
Semiconductors & Semiconductor Equipment - 3.8%
Marvell Technology Group Ltd.	24,951	582,107
Mellanox Technologies Ltd. (a)	8,957	581,757
Versum Materials, Inc.	14,186	522,045
		1,685,909
Software - 4.7%
Black Knight, Inc. (a)	10,970	543,015
Micro Focus International PLC sponsored ADR	17,291	522,880
Monotype Imaging Holdings, Inc.	20,420	489,059
TiVo Corp.	37,624	524,855
		2,079,809
Technology Hardware, Storage & Peripherals - 4.2%
Diebold Nixdorf, Inc. (b)	28,319	522,486
Hewlett Packard Enterprise Co.	34,138	559,863
Seagate Technology LLC	13,337	736,202
		1,818,551

TOTAL INFORMATION TECHNOLOGY		14,079,113

REAL ESTATE - 10.1%
Equity Real Estate Investment Trusts (REITs) - 10.1%
JBG SMITH Properties	130,762	4,413,216
TOTAL COMMON STOCKS
(Cost $34,193,277)		38,109,477
	Principal Amount	Value

U.S. Treasury Obligations - 0.4%
U.S. Treasury Bills, yield at date of purchase 1.26% to 1.39% 3/1/18 to 4/26/18 (d)
(Cost $199,693)	200,000	199,682
	Shares	Value

Money Market Funds - 19.0%
Fidelity Cash Central Fund, 1.39% (e)	5,612,315	$5,613,438
Fidelity Securities Lending Cash Central Fund 1.40% (e)(f)	2,706,602	2,706,873
TOTAL MONEY MARKET FUNDS
(Cost $8,320,233)		8,320,311

Equity Funds - 0.3%
Domestic Equity Funds - 0.3%
iShares Russell 3000 Index ETF
(Cost $87,133)	706	117,450
TOTAL INVESTMENT IN SECURITIES - 106.6%
(Cost $42,800,336)		46,746,920
NET OTHER ASSETS (LIABILITIES) - (6.6)%		(2,905,351)
NET ASSETS - 100%		$43,841,569

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	12	March 2018	$945,600	$37,297	$37,297
CME E-mini S&P 500 Index Contracts (United States)	29	March 2018	4,097,410	277,634	277,634
TOTAL FUTURES CONTRACTS					$314,931

The notional amount of futures purchased as a percentage of Net Assets is 11.5%

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,917 or 0.0% of net assets.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $199,682.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$29,159
Fidelity Securities Lending Cash Central Fund	1,655
Total	$30,814

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$11,096,911	$11,096,911	$--	$--
Consumer Staples	418,026	418,026	--	--
Energy	468,761	468,761	--	--
Financials	6,556,644	6,556,644	--	--
Health Care	3,081	3,081	--	--
Industrials	1,073,725	1,073,725	--	--
Information Technology	14,079,113	14,079,113	--	--
Real Estate	4,413,216	4,413,216	--	--
U.S. Government and Government Agency Obligations	199,682	--	199,682	--
Money Market Funds	8,320,311	8,320,311	--	--
Equity Funds	117,450	117,450	--	--
Total Investments in Securities:	$46,746,920	$46,547,238	$199,682	$--
Derivative Instruments:
Assets
Futures Contracts	$314,931	$314,931	$--	$--
Total Assets	$314,931	$314,931	$--	$--
Total Derivative Instruments:	$314,931	$314,931	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Large Cap Stock K6 Fund

January 31, 2018

LCSK6-QTLY-0318
1.9883969.100

Schedule of Investments January 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value
CONSUMER DISCRETIONARY - 7.2%
Distributors - 0.2%
LKQ Corp. (a)	2,837	$119,239
Household Durables - 0.1%
Taylor Morrison Home Corp. (a)	3,888	98,872
Media - 3.9%
Comcast Corp. Class A	43,683	1,857,838
Interpublic Group of Companies, Inc.	10,582	231,640
Omnicom Group, Inc.	1,024	78,490
Sinclair Broadcast Group, Inc. Class A	3,410	126,511
The Walt Disney Co.	4,059	441,092
Time Warner, Inc.	2,022	192,798
Viacom, Inc. Class B (non-vtg.)	3,367	112,525
		3,040,894
Multiline Retail - 0.4%
Target Corp.	3,658	275,155
Specialty Retail - 2.6%
AutoZone, Inc. (a)	184	140,841
L Brands, Inc.	6,275	314,315
Lowe's Companies, Inc.	9,103	953,357
O'Reilly Automotive, Inc. (a)	517	136,845
Ross Stores, Inc.	318	26,200
Sally Beauty Holdings, Inc. (a)	8,369	139,009
TJX Companies, Inc.	4,480	359,834
		2,070,401

TOTAL CONSUMER DISCRETIONARY		5,604,561

CONSUMER STAPLES - 7.9%
Beverages - 1.5%
Molson Coors Brewing Co. Class B	3,395	285,248
The Coca-Cola Co.	18,103	861,522
		1,146,770
Food & Staples Retailing - 2.1%
Costco Wholesale Corp.	35	6,820
CVS Health Corp.	8,861	697,272
Kroger Co.	5,775	175,329
Walmart, Inc.	7,002	746,413
		1,625,834
Food Products - 0.5%
Campbell Soup Co.	3,017	140,441
Kellogg Co.	1,183	80,574
The J.M. Smucker Co.	927	117,627
The Simply Good Foods Co.	2,344	31,878
		370,520
Household Products - 1.5%
Kimberly-Clark Corp.	957	111,969
Procter & Gamble Co.	10,093	871,430
Reckitt Benckiser Group PLC	2,374	229,257
		1,212,656
Personal Products - 0.2%
Unilever NV (NY Reg.)	2,452	140,965
Tobacco - 2.1%
Altria Group, Inc.	16,796	1,181,431
British American Tobacco PLC sponsored ADR	7,328	499,037
		1,680,468

TOTAL CONSUMER STAPLES		6,177,213

ENERGY - 12.9%
Energy Equipment & Services - 0.9%
Baker Hughes, a GE Co. Class A	10,384	333,846
Ensco PLC Class A	4,835	28,527
National Oilwell Varco, Inc.	7,611	279,171
Oceaneering International, Inc.	5,169	106,895
		748,439
Oil, Gas & Consumable Fuels - 12.0%
Amyris, Inc. (a)	2,838	13,906
Anadarko Petroleum Corp.	5,312	318,986
Apache Corp.	12,134	544,453
BP PLC sponsored ADR	2,411	103,167
Cabot Oil & Gas Corp.	15,833	417,200
Cenovus Energy, Inc.	60,583	577,755
Cheniere Energy, Inc. (a)	1,906	107,803
Chevron Corp.	8,963	1,123,512
ConocoPhillips Co.	26,596	1,564,111
Exxon Mobil Corp.	2,300	200,790
Golar LNG Ltd.	3,255	88,829
Imperial Oil Ltd.	10,163	319,515
Kinder Morgan, Inc.	26,453	475,625
Legacy Reserves LP (a)	2,516	5,988
Noble Energy, Inc.	793	24,202
PDC Energy, Inc. (a)	1,582	82,027
Suncor Energy, Inc.	37,162	1,346,292
Teekay Offshore Partners LP	14,051	35,128
The Williams Companies, Inc.	38,859	1,219,784
Valero Energy Corp.	1,621	155,567
Williams Partners LP	15,111	633,151
		9,357,791

TOTAL ENERGY		10,106,230

FINANCIALS - 23.6%
Banks - 15.9%
Bank of America Corp.	90,706	2,902,592
Citigroup, Inc.	30,507	2,394,189
First Republic Bank	534	47,820
JPMorgan Chase & Co.	21,205	2,452,782
PNC Financial Services Group, Inc.	3,809	601,898
Regions Financial Corp.	19,918	383,023
Signature Bank (a)	1,788	275,352
Standard Chartered PLC (United Kingdom) (a)	6,044	70,335
SunTrust Banks, Inc.	15,371	1,086,730
U.S. Bancorp	12,963	740,706
Wells Fargo & Co.	22,460	1,477,419
		12,432,846
Capital Markets - 6.4%
Charles Schwab Corp.	10,559	563,217
KKR & Co. LP	17,871	430,334
Morgan Stanley	17,167	970,794
Northern Trust Corp.	8,378	882,957
State Street Corp.	14,767	1,626,880
The Blackstone Group LP	15,275	558,301
		5,032,483
Insurance - 0.3%
MetLife, Inc.	5,775	277,604
Thrifts & Mortgage Finance - 1.0%
MGIC Investment Corp. (a)	11,912	176,536
Radian Group, Inc.	26,124	576,557
		753,093

TOTAL FINANCIALS		18,496,026

HEALTH CARE - 13.6%
Biotechnology - 3.4%
Alexion Pharmaceuticals, Inc. (a)	3,832	457,234
Alnylam Pharmaceuticals, Inc. (a)	871	113,213
Amgen, Inc.	6,114	1,137,510
Atara Biotherapeutics, Inc. (a)	1,300	49,140
Biogen, Inc. (a)	647	225,033
BioMarin Pharmaceutical, Inc. (a)	1,550	139,857
Bioverativ, Inc.	109	11,234
Celldex Therapeutics, Inc. (a)	172	475
Genocea Biosciences, Inc. (a)	2,836	2,581
Gilead Sciences, Inc.	67	5,615
Insmed, Inc. (a)	1,940	49,354
Intercept Pharmaceuticals, Inc. (a)	3,435	213,314
Regeneron Pharmaceuticals, Inc. (a)	155	56,831
Spark Therapeutics, Inc. (a)	1,864	104,477
TESARO, Inc. (a)	108	7,286
Trevena, Inc. (a)	5,389	8,784
Vertex Pharmaceuticals, Inc. (a)	391	65,246
		2,647,184
Health Care Equipment & Supplies - 2.3%
Boston Scientific Corp. (a)	38,446	1,074,950
Danaher Corp.	3,548	359,341
Medtronic PLC	1,614	138,626
ResMed, Inc.	372	37,494
Zimmer Biomet Holdings, Inc.	1,465	186,231
		1,796,642
Health Care Providers & Services - 3.3%
Aetna, Inc.	519	96,960
AmerisourceBergen Corp.	2,555	254,657
Anthem, Inc.	1,481	367,066
Cardinal Health, Inc.	7,687	551,850
Cigna Corp.	1,316	274,189
Humana, Inc.	621	175,016
McKesson Corp.	3,302	557,642
UnitedHealth Group, Inc.	1,286	304,499
		2,581,879
Health Care Technology - 0.0%
Castlight Health, Inc. Class B (a)	9,821	36,338
Pharmaceuticals - 4.6%
Allergan PLC	1,124	202,612
AstraZeneca PLC sponsored ADR	3,320	116,399
Bayer AG	1,506	197,342
Bristol-Myers Squibb Co.	982	61,473
CymaBay Therapeutics, Inc. (a)	15,479	184,510
GlaxoSmithKline PLC sponsored ADR	28,273	1,060,520
Jazz Pharmaceuticals PLC (a)	2,803	408,509
Johnson & Johnson	4,892	676,025
Nektar Therapeutics (a)	400	33,444
Novartis AG sponsored ADR	87	7,835
Sanofi SA	678	59,835
Teva Pharmaceutical Industries Ltd. sponsored ADR (b)	18,614	379,912
TherapeuticsMD, Inc. (a)(b)	37,906	222,887
		3,611,303

TOTAL HEALTH CARE		10,673,346

INDUSTRIALS - 9.9%
Aerospace & Defense - 1.8%
General Dynamics Corp.	452	100,561
The Boeing Co.	219	77,607
United Technologies Corp.	8,616	1,189,094
		1,367,262
Air Freight & Logistics - 1.6%
C.H. Robinson Worldwide, Inc.	2,798	255,905
FedEx Corp.	900	236,232
United Parcel Service, Inc. Class B	5,816	740,493
		1,232,630
Commercial Services & Supplies - 0.2%
ADS Waste Holdings, Inc. (a)	1,800	43,866
Stericycle, Inc. (a)	1,271	95,783
		139,649
Electrical Equipment - 0.7%
Acuity Brands, Inc.	1,521	234,903
Hubbell, Inc. Class B	1,253	170,345
Melrose Industries PLC	53,371	171,563
		576,811
Industrial Conglomerates - 1.6%
General Electric Co.	73,981	1,196,273
ITT, Inc.	109	6,104
		1,202,377
Machinery - 0.8%
Flowserve Corp.	8,895	403,121
Snap-On, Inc.	165	28,266
Wabtec Corp.	2,447	198,305
		629,692
Marine - 0.1%
A.P. Moller - Maersk A/S Series B	43	76,754
Professional Services - 0.2%
IHS Markit Ltd. (a)	3,751	179,035
Road & Rail - 2.9%
CSX Corp.	9,199	522,227
Genesee & Wyoming, Inc. Class A (a)	2,816	224,858
J.B. Hunt Transport Services, Inc.	4,558	550,743
Norfolk Southern Corp.	2,456	370,561
Old Dominion Freight Lines, Inc.	148	21,675
Union Pacific Corp.	4,395	586,733
		2,276,797
Trading Companies & Distributors - 0.0%
Fastenal Co.	266	14,619
Univar, Inc. (a)	393	11,735
		26,354

TOTAL INDUSTRIALS		7,707,361

INFORMATION TECHNOLOGY - 18.4%
Communications Equipment - 1.8%
Cisco Systems, Inc.	31,550	1,310,587
F5 Networks, Inc. (a)	512	74,004
		1,384,591
Electronic Equipment & Components - 0.2%
ADT, Inc. (a)	4,000	49,920
Itron, Inc. (a)	1,801	131,833
		181,753
Internet Software & Services - 3.3%
Akamai Technologies, Inc. (a)	1,920	128,621
Alphabet, Inc.:
Class A (a)	1,052	1,243,695
Class C (a)	1,048	1,226,097
		2,598,413
IT Services - 4.0%
Cognizant Technology Solutions Corp. Class A	2,076	161,886
FleetCor Technologies, Inc. (a)	572	121,550
Interxion Holding N.V. (a)	1,241	77,873
MasterCard, Inc. Class A	4,299	726,531
Paychex, Inc.	8,790	599,918
PayPal Holdings, Inc. (a)	2,078	177,295
Unisys Corp. (a)	9,712	86,437
Visa, Inc. Class A	9,732	1,209,006
		3,160,496
Semiconductors & Semiconductor Equipment - 1.9%
Broadcom Ltd.	100	24,803
Qualcomm, Inc.	21,074	1,438,301
		1,463,104
Software - 5.2%
Adobe Systems, Inc. (a)	1,604	320,415
Autodesk, Inc. (a)	46	5,319
Microsoft Corp.	31,823	3,023,498
Oracle Corp.	7,841	404,517
SAP SE sponsored ADR	2,017	228,425
Ultimate Software Group, Inc. (a)	452	105,266
		4,087,440
Technology Hardware, Storage & Peripherals - 2.0%
Apple, Inc.	9,148	1,531,650

TOTAL INFORMATION TECHNOLOGY		14,407,447

MATERIALS - 3.1%
Chemicals - 2.4%
CF Industries Holdings, Inc.	6,720	285,197
Intrepid Potash, Inc. (a)	34,336	133,567
LyondellBasell Industries NV Class A	3,845	460,785
Monsanto Co.	3,428	417,530
Nutrien Ltd. (a)	7,245	379,037
The Scotts Miracle-Gro Co. Class A	732	66,078
W.R. Grace & Co.	1,483	109,475
		1,851,669
Containers & Packaging - 0.2%
WestRock Co.	1,946	129,662
Metals & Mining - 0.5%
BHP Billiton Ltd. sponsored ADR	2,472	121,177
Freeport-McMoRan, Inc. (a)	10,103	197,009
Lundin Mining Corp.	16,600	119,979
		438,165

TOTAL MATERIALS		2,419,496

REAL ESTATE - 0.3%
Equity Real Estate Investment Trusts (REITs) - 0.3%
American Tower Corp.	203	29,983
Equinix, Inc.	211	96,045
Public Storage	506	99,055
		225,083
TELECOMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 1.1%
Verizon Communications, Inc.	15,206	822,188
Zayo Group Holdings, Inc. (a)	537	19,708
		841,896
UTILITIES - 1.2%
Electric Utilities - 0.9%
Exelon Corp.	15,386	592,515
PPL Corp.	1,796	57,239
Vistra Energy Corp. (a)	1,278	24,921
		674,675
Independent Power and Renewable Electricity Producers - 0.3%
Dynegy, Inc. (a)	18,702	234,149
The AES Corp.	1,400	16,184
		250,333

TOTAL UTILITIES		925,008

TOTAL COMMON STOCKS
(Cost $70,270,981)		77,583,667

Money Market Funds - 0.9%
Fidelity Cash Central Fund, 1.39% (c)	267,052	267,105
Fidelity Securities Lending Cash Central Fund 1.40% (c)(d)	407,497	407,537
TOTAL MONEY MARKET FUNDS
(Cost $674,662)		674,642
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $70,945,643)		78,258,309
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(64,544)
NET ASSETS - 100%		$78,193,765

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,552
Fidelity Securities Lending Cash Central Fund	476
Total	$3,028

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$5,604,561	$5,604,561	$--	$--
Consumer Staples	6,177,213	5,947,956	229,257	--
Energy	10,106,230	10,106,230	--	--
Financials	18,496,026	18,496,026	--	--
Health Care	10,673,346	10,416,169	257,177	--
Industrials	7,707,361	7,707,361	--	--
Information Technology	14,407,447	14,407,447	--	--
Materials	2,419,496	2,419,496	--	--
Real Estate	225,083	225,083	--	--
Telecommunication Services	841,896	841,896	--	--
Utilities	925,008	925,008	--	--
Money Market Funds	674,642	674,642	--	--
Total Investments in Securities:	$78,258,309	$77,771,875	$486,434	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Small Cap Stock K6 Fund

January 31, 2018

SLCXK6-QTLY-0318
1.9883973.100

Schedule of Investments January 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
CONSUMER DISCRETIONARY - 12.7%
Diversified Consumer Services - 1.2%
Collectors Universe, Inc.	9,858	$273,264
Laureate Education, Inc. Class A	40,437	582,293
		855,557
Hotels, Restaurants & Leisure - 0.4%
Cedar Fair LP (depositary unit)	4,762	322,864
Household Durables - 3.8%
Cavco Industries, Inc. (a)	3,818	584,727
Helen of Troy Ltd. (a)	7,053	656,987
LGI Homes, Inc. (a)	4,129	279,451
New Home Co. LLC (a)	43,530	515,831
TRI Pointe Homes, Inc. (a)	43,907	716,123
		2,753,119
Internet & Direct Marketing Retail - 0.7%
Duluth Holdings, Inc. (a)(b)	29,400	517,734
Media - 4.1%
AMC Networks, Inc. Class A (a)	1,251	64,539
Cinemark Holdings, Inc.	30,449	1,120,523
Gray Television, Inc. (a)	49,630	811,451
Lions Gate Entertainment Corp. Class B (a)	29,078	930,496
		2,927,009
Multiline Retail - 0.8%
Big Lots, Inc.	3,998	242,998
Dillard's, Inc. Class A (b)	4,473	302,196
		545,194
Specialty Retail - 1.3%
Michaels Companies, Inc. (a)	10,452	280,845
Murphy U.S.A., Inc. (a)	3,569	304,471
Sleep Number Corp. (a)	2,402	90,411
Tailored Brands, Inc.	10,493	253,826
		929,553
Textiles, Apparel & Luxury Goods - 0.4%
Emerald Expositions Events, Inc.	11,681	252,076

TOTAL CONSUMER DISCRETIONARY		9,103,106

CONSUMER STAPLES - 3.2%
Beverages - 0.3%
Coca-Cola Bottling Co. Consolidated	816	165,256
Food & Staples Retailing - 1.8%
Performance Food Group Co. (a)	37,887	1,301,418
Food Products - 1.1%
TreeHouse Foods, Inc. (a)	16,913	797,617

TOTAL CONSUMER STAPLES		2,264,291

ENERGY - 3.9%
Energy Equipment & Services - 1.2%
Dril-Quip, Inc. (a)	16,202	836,833
Oil, Gas & Consumable Fuels - 2.7%
Ardmore Shipping Corp. (a)	28,583	202,939
Midstates Petroleum Co., Inc. (a)	32,744	537,329
Murphy Oil Corp.	23,121	742,184
World Fuel Services Corp.	17,677	493,012
		1,975,464

TOTAL ENERGY		2,812,297

FINANCIALS - 21.9%
Banks - 9.6%
Access National Corp.	2,635	76,547
Bank of Hawaii Corp.	3,260	272,764
Bank of the Ozarks, Inc.	20,144	1,006,193
Camden National Corp.	12,220	518,861
East West Bancorp, Inc.	7,725	509,155
Hilltop Holdings, Inc.	19,829	519,322
Popular, Inc.	12,595	511,861
Prosperity Bancshares, Inc.	19,188	1,454,450
UMB Financial Corp.	14,423	1,098,744
United Community Bank, Inc.	21,083	667,909
West Bancorp., Inc.	8,345	213,632
		6,849,438
Capital Markets - 5.0%
FactSet Research Systems, Inc.	2,732	548,285
Monex Group, Inc.	109,700	407,869
Morningstar, Inc.	4,789	460,319
OM Asset Management Ltd.	58,032	1,038,192
Vontobel Holdings AG	15,368	1,110,393
		3,565,058
Consumer Finance - 1.9%
Encore Capital Group, Inc. (a)	15,186	629,460
First Cash Financial Services, Inc.	9,856	720,474
		1,349,934
Diversified Financial Services - 0.5%
Cotiviti Holdings, Inc. (a)	10,837	379,295
Insurance - 2.6%
Employers Holdings, Inc.	22,559	956,502
First American Financial Corp.	7,915	467,539
Investors Title Co.	439	85,386
Primerica, Inc.	3,317	335,017
		1,844,444
Real Estate Management & Development - 0.9%
The RMR Group, Inc.	10,572	684,537
Thrifts & Mortgage Finance - 1.4%
Essent Group Ltd. (a)	12,052	560,659
Home Bancorp, Inc.	5,702	244,388
Southern Missouri Bancorp, Inc.	5,528	211,888
		1,016,935

TOTAL FINANCIALS		15,689,641

HEALTH CARE - 16.3%
Biotechnology - 1.1%
Five Prime Therapeutics, Inc. (a)	2,842	56,840
Spark Therapeutics, Inc. (a)	2,267	127,065
United Therapeutics Corp. (a)	4,409	568,761
		752,666
Health Care Equipment & Supplies - 2.6%
LivaNova PLC (a)	21,937	1,876,705
Health Care Providers & Services - 5.7%
Chemed Corp.	3,047	793,957
Envision Healthcare Corp. (a)	8,437	303,648
HealthSouth Corp.	23,236	1,229,649
MEDNAX, Inc. (a)	15,640	825,948
Ship Healthcare Holdings, Inc.	28,300	921,324
		4,074,526
Life Sciences Tools & Services - 2.7%
Charles River Laboratories International, Inc. (a)	8,428	888,648
ICON PLC (a)	9,428	1,032,555
		1,921,203
Pharmaceuticals - 4.2%
Alliance Pharma PLC	652,314	639,070
Dechra Pharmaceuticals PLC	46,321	1,578,453
Innoviva, Inc. (a)	18,923	276,087
Mallinckrodt PLC (a)	11,062	199,780
The Medicines Company (a)	5,423	179,664
Theravance Biopharma, Inc. (a)	6,362	168,211
		3,041,265

TOTAL HEALTH CARE		11,666,365

INDUSTRIALS - 16.8%
Aerospace & Defense - 1.9%
Astronics Corp. (a)	12,207	544,432
Astronics Corp. Class B (a)	272	12,254
Moog, Inc. Class A (a)	9,299	837,468
		1,394,154
Building Products - 1.6%
Continental Building Products, Inc. (a)	22,578	642,344
Universal Forest Products, Inc.	14,043	524,225
		1,166,569
Commercial Services & Supplies - 0.4%
VSE Corp.	5,403	267,719
Construction & Engineering - 1.3%
AECOM (a)	23,009	899,882
Machinery - 4.9%
Allison Transmission Holdings, Inc.	37,330	1,651,479
Colfax Corp. (a)	11,690	467,834
L.B. Foster Co. Class A (a)	600	16,290
Luxfer Holdings PLC sponsored	21,523	311,223
Middleby Corp. (a)	6,315	860,482
Rexnord Corp. (a)	8,447	237,445
		3,544,753
Professional Services - 1.9%
CBIZ, Inc. (a)	41,264	680,856
Insperity, Inc.	8,802	539,123
TriNet Group, Inc. (a)	2,680	117,572
		1,337,551
Road & Rail - 2.0%
Landstar System, Inc.	12,919	1,434,655
Trading Companies & Distributors - 2.8%
HD Supply Holdings, Inc. (a)	26,366	1,025,374
MSC Industrial Direct Co., Inc. Class A	2,582	242,398
Textainer Group Holdings Ltd. (a)	18,026	441,637
Watsco, Inc.	1,675	301,148
		2,010,557

TOTAL INDUSTRIALS		12,055,840

INFORMATION TECHNOLOGY - 16.3%
Communications Equipment - 1.4%
CommScope Holding Co., Inc. (a)	26,648	1,029,412
Electronic Equipment & Components - 1.5%
Cardtronics PLC (a)	11,421	279,358
SYNNEX Corp.	6,270	769,517
		1,048,875
Internet Software & Services - 3.8%
comScore, Inc. (a)	9,461	214,292
j2 Global, Inc.	17,795	1,423,422
Mitula Group Ltd. (a)	6,887	3,357
Stamps.com, Inc. (a)	5,300	1,080,405
		2,721,476
IT Services - 7.5%
Cass Information Systems, Inc.	100	5,795
CoreLogic, Inc. (a)	19,936	944,169
Genpact Ltd.	42,436	1,440,278
Hackett Group, Inc.	3,860	61,799
Maximus, Inc.	17,550	1,196,559
Presidio, Inc.	21,838	399,854
Virtusa Corp. (a)	8,034	358,477
WEX, Inc. (a)	6,184	957,345
		5,364,276
Semiconductors & Semiconductor Equipment - 0.5%
ON Semiconductor Corp. (a)	15,388	380,699
Software - 1.6%
Ebix, Inc.	5,913	485,457
Hansen Technologies Ltd.	120,746	369,729
Micro Focus International PLC	8,295	253,220
		1,108,406

TOTAL INFORMATION TECHNOLOGY		11,653,144

MATERIALS - 5.4%
Chemicals - 2.0%
Chase Corp.	2,877	323,231
Innospec, Inc.	6,959	499,656
KMG Chemicals, Inc.	9,706	589,640
		1,412,527
Construction Materials - 1.0%
Eagle Materials, Inc.	6,729	753,984
Containers & Packaging - 1.2%
Silgan Holdings, Inc.	28,826	861,609
Paper & Forest Products - 1.2%
Schweitzer-Mauduit International, Inc.	18,488	837,137

TOTAL MATERIALS		3,865,257

REAL ESTATE - 2.4%
Equity Real Estate Investment Trusts (REITs) - 0.1%
CoreSite Realty Corp.	486	52,644
Real Estate Management & Development - 2.3%
Consolidated-Tomoka Land Co.	4,036	267,062
Leopalace21 Corp.	168,000	1,395,661
		1,662,723

TOTAL REAL ESTATE		1,715,367

UTILITIES - 0.5%
Gas Utilities - 0.5%
Star Gas Partners LP	30,448	325,185
TOTAL COMMON STOCKS
(Cost $65,873,057)		71,150,493

Money Market Funds - 0.5%
Fidelity Cash Central Fund, 1.39% (c)	40,769	40,777
Fidelity Securities Lending Cash Central Fund 1.40% (c)(d)	336,457	336,491
TOTAL MONEY MARKET FUNDS
(Cost $377,272)		377,268
TOTAL INVESTMENT IN SECURITIES - 99.9%
(Cost $66,250,329)		71,527,761
NET OTHER ASSETS (LIABILITIES) - 0.1%		39,649
NET ASSETS - 100%		$71,567,410

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,775
Fidelity Securities Lending Cash Central Fund	793
Total	$3,568

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$9,103,106	$9,103,106	$--	$--
Consumer Staples	2,264,291	2,264,291	--	--
Energy	2,812,297	2,812,297	--	--
Financials	15,689,641	15,281,772	407,869	--
Health Care	11,666,365	10,745,041	921,324	--
Industrials	12,055,840	12,055,840	--	--
Information Technology	11,653,144	11,653,144	--	--
Materials	3,865,257	3,865,257	--	--
Real Estate	1,715,367	319,706	1,395,661	--
Utilities	325,185	325,185	--	--
Money Market Funds	377,268	377,268	--	--
Total Investments in Securities:	$71,527,761	$68,802,907	$2,724,854	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Series Small Cap Discovery Fund

January 31, 2018

XS4-QTLY-0318
1.968034.104

Schedule of Investments January 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value
CONSUMER DISCRETIONARY - 12.1%
Hotels, Restaurants & Leisure - 1.9%
Cedar Fair LP (depositary unit)	500,000	$33,900,000
Hilton Grand Vacations, Inc. (a)	8,592	386,382
		34,286,382
Household Durables - 4.9%
CalAtlantic Group, Inc.	100,000	5,613,000
Meritage Homes Corp. (a)	750,000	35,587,500
Taylor Morrison Home Corp. (a)	1,750,000	44,502,500
		85,703,000
Leisure Products - 0.8%
Vista Outdoor, Inc. (a)	1,000,000	15,150,000
Media - 2.1%
Cinemark Holdings, Inc.	1,000,000	36,800,000
Specialty Retail - 1.2%
Aaron's, Inc. Class A	500,000	20,445,000
Textiles, Apparel & Luxury Goods - 1.2%
Emerald Expositions Events, Inc.	1,000,000	21,580,000

TOTAL CONSUMER DISCRETIONARY		213,964,382

CONSUMER STAPLES - 3.5%
Food & Staples Retailing - 1.4%
United Natural Foods, Inc. (a)	500,000	23,800,000
Food Products - 2.1%
Post Holdings, Inc. (a)	500,000	37,835,000

TOTAL CONSUMER STAPLES		61,635,000

ENERGY - 3.4%
Energy Equipment & Services - 3.4%
Oil States International, Inc. (a)	750,000	24,000,000
ShawCor Ltd. Class A	1,000,000	22,569,106
Total Energy Services, Inc.	1,235,662	13,763,065
		60,332,171
FINANCIALS - 21.5%
Banks - 14.5%
Associated Banc-Corp.	1,000,000	24,750,000
BOK Financial Corp.	500,000	48,345,000
Cullen/Frost Bankers, Inc.	500,000	53,205,000
First Citizen Bancshares, Inc.	125,000	53,176,250
Hilltop Holdings, Inc.	1,000,000	26,190,000
Prosperity Bancshares, Inc.	650,000	49,270,000
		254,936,250
Capital Markets - 5.0%
Federated Investors, Inc. Class B (non-vtg.)	600,000	20,808,000
Monex Group, Inc.	10,000,000	37,180,430
OM Asset Management Ltd.	1,640,400	29,346,756
		87,335,186
Insurance - 1.0%
First American Financial Corp.	300,000	17,721,000
Thrifts & Mortgage Finance - 1.0%
Washington Federal, Inc.	500,000	17,950,000

TOTAL FINANCIALS		377,942,436

HEALTH CARE - 11.4%
Health Care Equipment & Supplies - 5.1%
Hill-Rom Holdings, Inc.	600,000	51,198,000
Integra LifeSciences Holdings Corp. (a)	400,000	21,064,000
LivaNova PLC (a)	197,470	16,893,559
		89,155,559
Health Care Providers & Services - 2.2%
Civitas Solutions, Inc. (a)(b)	2,250,000	39,487,500
Pharmaceuticals - 4.1%
Innoviva, Inc. (a)	2,120,639	30,940,123
Prestige Brands Holdings, Inc. (a)	1,000,000	41,830,000
		72,770,123

TOTAL HEALTH CARE		201,413,182

INDUSTRIALS - 17.3%
Aerospace & Defense - 1.5%
Engility Holdings, Inc. (a)	400,000	10,464,000
Ultra Electronics Holdings PLC	750,000	16,250,183
		26,714,183
Airlines - 2.3%
Allegiant Travel Co.	150,000	23,887,500
Spirit Airlines, Inc. (a)	400,000	16,848,000
		40,735,500
Commercial Services & Supplies - 3.6%
ADS Waste Holdings, Inc. (a)	710,500	17,314,885
Interface, Inc.	500,000	12,475,000
Knoll, Inc.	1,500,000	34,410,000
		64,199,885
Electrical Equipment - 2.8%
Regal Beloit Corp.	625,000	48,687,500
Machinery - 1.5%
Mueller Industries, Inc.	800,000	26,472,000
SPX Flow, Inc. (a)	8,600	398,782
		26,870,782
Marine - 0.8%
MPC Container Ships A/S (a)	2,000,000	13,490,900
Road & Rail - 2.3%
Genesee & Wyoming, Inc. Class A (a)	500,000	39,925,000
Trading Companies & Distributors - 2.5%
WESCO International, Inc. (a)	650,000	44,297,500

TOTAL INDUSTRIALS		304,921,250

INFORMATION TECHNOLOGY - 17.3%
Electronic Equipment & Components - 4.9%
SYNNEX Corp.	300,000	36,819,000
Tech Data Corp. (a)	500,000	50,135,000
		86,954,000
Internet Software & Services - 5.8%
Cimpress NV (a)(c)	425,000	54,149,251
j2 Global, Inc.	600,000	47,994,000
		102,143,251
IT Services - 5.6%
Booz Allen Hamilton Holding Corp. Class A	450,000	17,631,000
CACI International, Inc. Class A (a)	200,000	28,110,000
Conduent, Inc. (a)	1,000,000	16,400,000
Presidio, Inc.	2,000,000	36,620,000
		98,761,000
Technology Hardware, Storage & Peripherals - 1.0%
Super Micro Computer, Inc. (a)	750,000	17,118,750

TOTAL INFORMATION TECHNOLOGY		304,977,001

MATERIALS - 4.9%
Chemicals - 1.1%
Tronox Ltd. Class A	1,000,000	19,630,000
Construction Materials - 1.6%
Wienerberger AG	1,000,000	27,264,438
Containers & Packaging - 2.2%
Silgan Holdings, Inc.	1,300,000	38,857,000

TOTAL MATERIALS		85,751,438

REAL ESTATE - 6.3%
Equity Real Estate Investment Trusts (REITs) - 6.3%
CareTrust (REIT), Inc.	1,000,000	15,890,000
iStar Financial, Inc. (a)	1,000,000	10,550,000
Life Storage, Inc.	300,000	24,930,000
Spirit Realty Capital, Inc.	2,000,000	16,340,000
Store Capital Corp.	1,750,000	42,892,500
		110,602,500
TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.2%
Atlantic Tele-Network, Inc.	45,631	2,708,656
UTILITIES - 0.8%
Gas Utilities - 0.8%
Southwest Gas Holdings, Inc.	200,000	14,716,000
TOTAL COMMON STOCKS
(Cost $1,358,322,030)		1,738,964,016
	Principal Amount	Value

Nonconvertible Bonds - 0.2%
INDUSTRIALS - 0.2%
Machinery - 0.2%
Mueller Industries, Inc. 6% 3/1/27 (Cost $4,000,000)	4,000,000	4,100,000
	Shares	Value

Money Market Funds - 1.7%
Fidelity Cash Central Fund, 1.39% (d)	22,612,133	22,616,655
Fidelity Securities Lending Cash Central Fund 1.40% (d)(e)	6,977,684	6,978,381
TOTAL MONEY MARKET FUNDS
(Cost $29,594,416)		29,595,036
TOTAL INVESTMENT IN SECURITIES - 100.6%
(Cost $1,391,916,446)		1,772,659,052
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(11,192,959)
NET ASSETS - 100%		$1,761,466,093

Legend

 (a) Non-income producing

 (b) Affiliated company

 (c) Security or a portion of the security is on loan at period end.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$263,831
Fidelity Securities Lending Cash Central Fund	69,197
Total	$333,028

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Change in Unrealized appreciation (depreciation)	Value, end of period
Civitas Solutions, Inc.	$40,050,000	$--	$--	$--	$(562,500)	$39,487,500
Total	$40,050,000	$--	$--	$--	$(562,500)	$39,487,500

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$213,964,382	$213,964,382	$--	$--
Consumer Staples	61,635,000	61,635,000	--	--
Energy	60,332,171	60,332,171	--	--
Financials	377,942,436	340,762,006	37,180,430	--
Health Care	201,413,182	201,413,182	--	--
Industrials	304,921,250	304,921,250	--	--
Information Technology	304,977,001	304,977,001	--	--
Materials	85,751,438	85,751,438	--	--
Real Estate	110,602,500	110,602,500	--	--
Telecommunication Services	2,708,656	2,708,656	--	--
Utilities	14,716,000	14,716,000	--	--
Corporate Bonds	4,100,000	--	4,100,000	--
Money Market Funds	29,595,036	29,595,036	--	--
Total Investments in Securities:	$1,772,659,052	$1,731,378,622	$41,280,430	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended January 31, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$19,844,728
Level 2 to Level 1	$0

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Concord Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Concord Street Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	March 30, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	March 30, 2018

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	March 30, 2018